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                                           SAMCO FIXED INCOME PORTFOLIO
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                                                Semi-Annual Report
                                            April 30, 1998 (Unaudited)





Contents




Letter from the President...................................................1


Cumulative Performance......................................................2


Statement of Net Assets ....................................................3


Statement of Operations ....................................................7


Statement of Changes in Net Assets .........................................8


Financial Highlights........................................................9


Notes to Financial Statements .............................................10






SAMCO Fund, Inc.

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SAMCO Fixed Income Portfolio .letter from the president
June 22, 1998






Dear Shareholder,

Enclosed is the Semi-Annual Report to shareholders for the six-month fiscal period ended April 30, 1998, as required by regulation.

Our regular quarterly narrative discussing developments in the calendar quarter ended June 30, 1998 will be sent to you shortly.




Sincerely,



Christina Seix

Chairman










SAMCO Fund, Inc.

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SAMCO Fixed Income Portfolio . Cumulative Performance


April 30, 1998
-------------------------------------------------------------------------------




Set forth below is the cumulative total return figure for the period indicated and a graph showing the hypothetical $10,000 investment made in the SAMCO Fixed Income Portfolio on December 30, 1997. The cumulative total return figures and the information in the graph represent past performance; they reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gain distributions made by the Fund during the period were reinvested in additional shares of the Fund.


GRAPH: Comparison of change in value of $10,000 investment in SAMCO Fixed Income Portfolio and the Lehman Aggregate Bond Index.This is an x-y line graph with x being the date (starting at 12/30/97 and ending at 4/30/98) and y being the value of the $10,000 investment in the Fund and the Lehman Aggregate Bond Index. At 4/30/98 the Value of the $10,000 investment in the Fund was $10,226 and the the value of the same investment in the Lehman Aggregate Bond Index was $10,232.



------------------- -----------------------------------------
        INVESTMENT
       PERFORMANCE
   (For the period
   ended April 30,
             1998)
                                                Total Return
                             Cumulative Inception (12/30/97)
SAMCO Fixed                                            2.26%
Income Portfolio
(a)
Lehman Aggregate                                       2.32%
Bond Index

------------------- -----------------------------------------


(a) Reflects waiver of fees and reimbursement of expenses by the investment advisor. Absent such waiver and reimbursement, the Fund's total return would have been lower.








SAMCO Fund, Inc.
------------------------------------------------------------------------------

SAMCO Fixed Income Portfolio . Statement of Net Assets
------------------------------------------------------------------------------



                                                                                                  Face
April 30, 1998 (unaudited)                                                                       Amount       Value *
------------------------------------------------------------------------------

Long-Term Investments - 119.0%

Asset-Backed Securities - 17.6%
American Express Master Trust, Ser. 1994-1, Class A, 7.150% due 8/15/99                       $   70,000  $      70,365
Chase Manhattan Credit Card Master Trust (FRN), Ser. 1995-1, Class A, 5.755%
due 5/15/01                                                                                       50,000         50,006
Citibank Cr. Card Master Trust (FRN), Ser. 1996-5, Class A, 5.793% due 9/15/05                    40,000         39,928
Contimortgage Home Equity Trust (FRN), Ser. 1996-4, Class A10, 5.866% due
1/15/28                                                                                           67,786         67,906
Countrywide Home Equity Trust (FRN), Ser. 1997-C, Class A, 5.836% due 9/15/22                     64,657         64,720
Countrywide Home Equity Trust (FRN), Ser. 1998-A, Class A, 5.846% due 3/15/24                     69,642         69,642
Delta Funding Home Equity Loan Trust 1998-1  5.7975%  due 10/25/17                                70,000         70,000
Discover Card Master Trust (FRN), 1997-4, Class A, 5.726% due 4/16/03                             70,000         69,945
Discover Card Master Trust (FRN), Ser. 1996-1, Class A, 5.826% due 7/16/03                        70,000         70,116
Discover Card Master Trust I, Ser. 1997-1, Class A, 5.746% due 2/16/05                            70,000         69,887
Discover Card Master Trust, Ser. 1992-B, Class A, 6.800% due 6/16/00                              35,000         34,945
First Bank South Dakota N.A. (FRN), 5.726% due 12/20/00                                           40,000         39,992
First Deposit Master Trust, Ser. 1995-2, Class A, 6.050% due 8/15/02                              70,000         70,047
First USA Credit Card Trust (FRN), Ser. 1996-2, Class A, 5.832% due 2/10/06                       70,000         70,131
First USA Credit Card Trust (FRN), Ser. 1995-5, Class A, 5.858% due 4/15/03                       40,000         39,859
Ford Credit Auto Owner Trust, Ser. 1996-A, Class A3, 6.500% due 11/15/99                          48,029         48,172
Household Affinity Cr Card Trust (FRN), Ser. 1995-1, Class A, 5.806% due 2/15/02                  70,000         70,075
Land 'O Lakes Cap Trust I (144A), 7.450% due 3/15/28 (a)                                          70,000         69,332
MBNA Master Credit Card Trust, Ser. 1994-1, Class A, 5.900% due 3/15/01                           40,000         40,025
MBNAM (FRN), Ser. 1996-H, Class A, 5.725% due 1/15/04                                             70,000         69,968
Merrill Lynch Home Equity Loan (FRN), Ser. 1997-1, Class A, 5.868% due 9/25/27                    37,312         37,312
Premier Auto Trust, Ser. 1997-1, Class A2, 5.900% due 4/6/00                                      26,427         26,453
Signet Credit Card Master Trust, Ser. 1993-1, Class A, 5.200% due 2/15/02                         70,000         69,838
Standard Credit Card Trust, Ser. 1995-6, Class A, 6.750% due 6/7/00                               65,000         65,072
UCFC Home Equity Loan (FRN), Ser. 1997-A1, Class A1, 5.788% due 10/15/08                          72,832         72,835
UCFC Home Equity Loan (FRN), Ser. 1998-A, Class A1, 5.736% due 7/15/11                            68,456         68,456
United Dominion Realty Trust, 7.950% due 7/12/06                                                  55,000         59,194
WFS Financial Owner Trust, Ser. 1997-A, Class A2, 6.150% due 12/20/99                             32,781         32,835
                                                                                                          --------------
     Total Asset-Backed Securities (Cost - $1,627,547)                                                        1,627,056
                                                                                                          --------------

Corporate Obligations - 38.2%
Abitibi-Consolidated, 7.500% due 4/1/28                                                           75,000         73,488
Alabama Power Co. 7.000% due 3/31/48                                                               1,800         44,673
American Airlines, 9.710% due 1/2/07                                                              32,442         35,618
Associates Corp, 6.000% due 4/15/03                                                               45,000         44,696
BankBoston NA, 6.375% due 3/25/08                                                                 40,000         39,643
Bay Apartment Communities, 6.250% due 1/15/03                                                     55,000         54,181
Bayer Corp. (144A), 6.500% due 10/1/02 (a)                                                        60,000         61,026
Bear Stearns Co. Inc. (FRN), 5.806% due 4/17/01                                                   70,000         70,000
Canadian Occidental Petroleum, 7.400% due 5/1/28                                                  30,000         30,216
Citicorp (FRN), 5.090% due 2/7/01                                                                 70,000         68,823
Computer Associates Int'l (144A), 6.250% due 4/15/03 (a)                                      $   25,000  $      24,916
Computer Associates Int'l (144A), 6.500% due 4/15/08 (a)                                          45,000         44,643
Continental Airlines, 6.541% due 9/15/09                                                          90,000         89,762
Corp. Andina de Formento, 7.100% due 2/1/03 (Latin America)                                       50,000         50,713
Cummins Engine Co., Inc., 5.650% due 3/1/98                                                       65,000         49,745
Enron Oil & Gas, 6.650% due 4/1/28                                                                45,000         43,567
Federal Express, 7.600% due 7/1/2097                                                              55,000         57,862
First Chicago Corp. 7.750% due 12/1/26                                                           180,000        187,650
Ford Motor Credit (FRN), 5.848% due 4/29/02                                                       40,000         40,033
General Motors Acceptance Corp. (FRN), 5.699% due 2/3/00                                          70,000         69,937
Goldman Sachs Group (144A), 7.200% due 11/1/06 (a)                                                75,000         78,433
Gruma SA de CV, 7.625% due 10/15/07 (Mexico)                                                      65,000         64,672
Household Finance Co. (FRN), 5.876% due 6/4/02                                                    40,000         40,055
IBM Corp., 7.125% due 12/1/96                                                                     85,000         88,376
Int'l Bank Recon & Development, 5.625% due 3/17/03                                                45,000         44,579
Kern River Funding Corp. (144A), 6.720% due 9/30/01 (a)                                           75,000         76,014
Lehman Brothers Holdings, Inc., 6.000% due 2/26/01                                                90,000         89,540
Mutual Life Insurance Co. - NY (144A), 11.250% due 8/15/24 (a)                                   155,000        200,193
National Australia Bank, 6.400% due 12/10/07 (Australia)                                          35,000         35,039
Noram Energy Corp., 6.500% due 2/1/08                                                             75,000         73,753
Norsk Hydro A/S, 6.700% due 1/15/18 (Norway)                                                      50,000         48,872
Owens Corning, 7.700% due 5/1/08                                                                  60,000         60,054
Perez Companc SA (144A), 8.125% due 7/15/07 (Argentina) (a)                                       65,000         62,972
Petroleum Geo-Services, 6.625% due 3/30/08 (Norway)                                               55,000         54,622
Phillips Petroleum Co., 7.125% due 3/15/28                                                        25,000         24,919
PNC Bank N.A. Corp. (FRN), 5.719% due 8/15/02                                                     70,000         69,831
Post Apartment Homes, 6.850% due 3/16/05                                                          50,000         50,171
PSI Energy, Inc., 7.250% due 3/15/28                                                              75,000         74,152
R&B Falcon Corp. (144A), 6.500% due 4/15/03 (a)                                                   20,000         19,907
R&B Falcon Corp. (144A), 7.375% due 4/15/18 (a)                                                   25,000         24,934
Ras Laffan-Lincs (144A), 7.850% due 3/18/14 (a)                                                  105,000        117,033
Republic of Colombia, 7.625% due 2/15/07 (Colombia)                                               60,000         56,575
Royal Caribbean Cruises, 7.500% due 10/15/27                                                      55,000         56,119
Salomon, Inc., 6.750% due 2/15/03                                                                 70,000         71,127
Salton Sea Funding, 8.300% due 5/30/11                                                            65,000         70,912
Security Pacific (FRN), 7.684% due 3/21/01                                                        65,000         68,423
Shopping Center (144A), 7.625% due 5/15/05 (a)                                                    95,000         98,835
Sithe/Independence Fndg, 9.000% due 12/30/13                                                      60,000         70,312
SocGen Real Estate LLC (144A), 7.640% due 12/29/49 (a)                                            80,000         80,256
Tenaga Nasional Berhad (144A), 7.625% due 4/29/07 (Malaysia) (a)                                  55,000         49,378
U.S. West Communications (MTN), 5.340% due 3/25/99                                                70,000         69,714
United Utilities plc, 6.450% due 4/1/08 (United Kingdom)                                          55,000         54,639
Unova, Inc., 6.875% due 3/15/05                                                                   50,000         50,007
Warner-Lambert Co., 5.750% due 1/15/03                                                            25,000         24,642
Western Resources, Inc. 7.125% due 8/1/09                                                         45,000         46,379
YPF SA, 7.000% due 10/26/02 (Argentina)                                                           84,830         85,993
                                                                                                          --------------
     Total Corporate Obligations (Cost - $3,547,003)                                                          3,532,624
                                                                                                          --------------

Mortgage-Backed Securities - 30.4%
FHLMC, Ser. 1704, Class PC, 5.500% due 7/15/03                                                $    4,000  $       3,991
FHLMC, Ser. 1381, Class E, 6.250% due 7/15/06                                                     93,618         93,572
FNMA (TBA), 6.000% due 6/15/13                                                                   255,000        251,255
FNMA (TBA), 6.500% due 6/15/13                                                                   400,000        401,875
FNMA (TBA), 7.000% due 6/15/13                                                                   255,000        259,701
FNMA (TBA), 6.500% due 6/10/28                                                                   480,000        475,050
FNMA (TBA), 7.500% due 6/10/28                                                                   565,000        579,655
FNMA, Ser. 1993-155, Class D, 5.500% due 2/25/14                                                 243,456        242,668
FNMA, Ser. 1997-15, Class B, 7.500% due 7/18/25                                                   55,000         56,209
GNMA (TBA), 7.500% due 6/18/48                                                                   440,000        451,962
                                                                                                          --------------
     Total Mortgage- Backed Securities (Cost - $2,817,027)                                                    2,815,938
                                                                                                          --------------

U.S. Government Securities - 32.8%
U.S. Treasury Bond, 6.125% due 11/15/27                                                          330,000        337,940
U.S. Treausry Note, 5.625% due 11/30/98                                                           20,000         20,019
U.S. Treasury Note, 6.375% due 5/15/99                                                           585,000        589,388
U.S. Treasury Note, 5.625% due 10/31/99                                                          420,000        420,000
U.S. Treasury Note, 6.750% due 4/30/00                                                           355,000        362,433
U.S. Treasury Note, 5.375% due 2/15/01                                                            40,000         39,762
U.S. Treasury Note, 8.000% due 5/15/01                                                           470,000        500,550
U.S. Treasury Note, 6.375% due 9/30/01                                                           260,000        265,606
U.S. Treasury Note 6.250% due 2/15/03                                                            490,000        501,484
                                                                                                          --------------
     Total U.S. Government Securities (Cost - $3,040,440)                                                     3,037,182
                                                                                                          --------------

     Total Long-Term Investments (Cost - $11,032,017)                                                        11,012,800
                                                                                                          --------------

Repurchase Agreements - 5.8%
Investors Bank & Trust Company Repurchase Agreement,
       5.060%  due 5/1/98 in the amount of $536,500: Issued 9/30/98
       (Collateralized by $559,551, FNMA FRN, 6.737% due 11/25/22
       with a market value of $563,393)  (Cost - $536,500)                                       536,500        536,500
                                                                                                          --------------

       Total Investments-124.8% (Cost - $11,568,517)                                                         11,549,300
                                                                                                          --------------
Other Assets & Liabilities, net - (24.8%)
Receivable for securities sold                                                                            $   2,915,504
Receivable from investment adviser                                                                               31,978
Other assets                                                                                                    233,386
Payable for securities purchased                                                                             (5,441,441)
Payable to administrator                                                                                        (16,941)
Accrued expenses and other liabilities                                                                          (13,877)
                                                                                                          --------------
       Other assets and liabilities, net                                                                     (2,291,391)
                                                                                                          --------------

Net Assets - 100.0%
Applicable to 920,075 outstanding $0.001 par value shares (authorized
2,500,000,000)                                                                                            $   9,257,909
                                                                                                          ==============

Net Asset Value, offering price & redemption price per share                                              $       10.06
                                                                                                          ==============


Components of Net Assets as of April 30, 1998
Capital stock at par value ($0.001)                                                                       $         920
Capital stock in excess of par value                                                                          9,233,677
Undistributed net investment income                                                                               6,599
Net accumulated realized gain on investments                                                                     35,930
Net unrealized depreciation on investments                                                                      (19,217)
                                                                                                          ==============
       Net Assets                                                                                         $   9,257,909
                                                                                                          ==============


*        See note 2 to the Financial Statements
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions excempt from registration, normally to qualified buyers. At April 30, 1998, the aggregate value of the securities is $1,007,872 or 10.9 % of net assets.
FHLMC    Federal Home Loan Mortgage Corporation
FNMA     Federal National Mortgage Association
FRN      Floating Rate Note
GNMA     Government National Mortgage Association
MTN      Medium-Term Note
TBA      To Be Announced - Security is subject to delayed delivery.

         See Notes to the Financial Statements





SAMCO Fund, Inc.
-----------------------------------------------------------------------------

SAMCO Fixed Income Portfolio . Statement of Operations
-----------------------------------------------------------------------------




For the period from December 30, 1997* to April 30, 1998 (Unaudited)
-----------------------------------------------------------------------------

Investment Income
Interest                                                         $ 152,819
                                                              -------------

Expenses
Investment advisory fees (Note 2)                                    6,534
Administration fees                                                 16,941
Custodian fees                                                       7,927
Audit fees                                                           5,454
Legal fees                                                           1,000
Insurance expense                                                    3,636
Amortization of organizational costs                                 6,473
Directors fees and expenses                                          1,500
Registration filing fees                                               500
Miscellaneous fees and expenses                                        307
                                                              -------------
      Total operating expenses                                      50,272
      Waiver of investment advisory fees and
       reimbursement of other expenses                            (38,512)
                                                              -------------
      Net expenses                                                  11,760
                                                              -------------
Net investment income                                              141,059
                                                              -------------
Net Realized and Unrealized Gain on Investments
Net realized gain on investments                                    35,930
Net change in unrealized depreciation on investments               (19,217)
                                                              -------------
      Net realized and unrealized gain on investments               16,713
                                                              -------------
                                                              =============
      Net increase in net assets resulting from operations       $ 157,772
                                                              =============


---------------------------------------------------------------------------

*     Commencement of Investment Operations
      See Notes to the Financial Statements







SAMCO Fund, Inc.
-------------------------------------------------------------------------------

SAMCO Fixed Income Portfolio - Statement of Changes in Net Assets
-------------------------------------------------------------------------------




For the period from, December 30, 1997* to April 30, 1998 (Unaudited)
-------------------------------------------------------------------------------

Net Increase in Net Assets Resulting from Operations
Net investment income                                      $       141,059
Net realized gain from investments                                  35,930
Net change in unrealized depreciation on investments               (19,217)
                                                          -----------------
Net increase in net assets resulting from operations               157,772
                                                          -----------------

Distributions to Shareholders
                                                          -----------------
From net investment income                                         134,460
                                                          -----------------

                                                          -----------------
Capital Share Transactions (Note 6)                              9,134,597
                                                          -----------------
Total increase in net assets                                     9,157,909

Net Assets
      Beginning of period                                          100,000
                                                          -----------------
      End of period                                              9,257,909
                                                          -----------------

                                                          =================
Undistributed net investment income, end of period         $         6,599
                                                          =================

---------------------------------------------------------------------------

*     Commencement of Investment Operations
      See Notes to the Financial Statements






SAMCO Fund, Inc.
------------------------------------------------------------------------------

SAMCO Fixed Income Portfolio - Financial Highlights
------------------------------------------------------------------------------




                                                                    Period from
For a share outstanding                                               12/30/97*
throughout the period (Unaudited)                                    to 4/30/98
------------------------------------------------------------------------------

Per Share Data
Net asset value, beginning of period                                   $10.00
                                                           -------------------

Increases From Investment Operations
Net investment income                                                    0.15

Net realized and unrealized gain on investments                          0.07
                                                           -------------------

      Total from investment operations                                   0.22
                                                           -------------------

Less Distributions
From net investment income                                              (0.16)
                                                           -------------------

Net asset value, end of period                                         $10.06
                                                           ===================

Total Return (c)                                                      2.26%(a)

Ratios/Supplemental Data
Net assets, end of period (000's)                                     $9,258

Ratio of expenses to average net assets                               0.45%(b)

Ratio of expenses to average net assets before
    expense waivers and reimbursement of other
    expenses                                                          2.20%(b)

Ratio of net investment income to average net assets                  5.40%(b)

Portfolio turnover                                                     251.11%

-----------------------------------------------------------------------------

See Notes to the Financial Statements

(a)   Not annualized
(b)   Annualized
(c) Total return would have been lower had certain expenses not been waived or reimbursed.
*     Commencement of Investment Operations





SAMCO Fund, Inc.

----------------------------------------------------------------------------
SAMCO Fixed Income Portfolio .Notes to financial statements
April 30, 1998 (Unaudited)




1. Organization

The SAMCO Fund, Inc. (the "Company") was organized as a Maryland corporation on August 4, 1997 and is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Company currently has one portfolio, the SAMCO Fixed
Income Portfolio (the "Fund"). The costs incurred by the Company in connection with the organization and initial registration of shares are being amortized on a straight-line basis by the Fund over a sixty-month period beginning with the commencement of its operations on
December 30, 1997. The unamortized balance of organizational expenses at April 30, 1998 was $90,628.

Investment Objective

The  Fund  is  designed  to  provide  investors  with a  total return which consistently exceeds the total return of the broad U.S. investment grade bond market. Total investment return is the aggregate of dividend and interest income and realized and unrealized capital gains/losses on investments. The Fund seeks to achieve its objective through superior security selection and emphasis on current income, while maintaining a duration neutral posture.

2. Summary of Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Securities

Securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. The Fund amortizes discount or premium using the yield-to-maturity method on a daily basis, except for securities having a maturity date of less than sixty days at the time of acquisition which are amortized on a straight-line basis. Dividend income is recorded on the ex-dividend date. The Fund uses the specific identification method for determining gain or loss on sales of securities.

Income Tax

There is no provision for Federal income or excise tax since the Fund intends to continue to qualify as a regulated investment company ("RIC") and intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute all of its taxable income.

Valuation

Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over-the-counter market quotations are available are valued at the latest bid price. Securities purchased with sixty days or less remaining to maturity are valued at amortized cost which approximates fair value.

Expenses

Seix Investment Advisors, Inc. (the "Investment Adviser") has agreed to voluntarily waive its fee and to reimburse the Fund for expenses exceeding 0.45% of average daily net assets. During the period ended April 30, 1998, the Investment Adviser, voluntarily waived $6,534 of advisory fees, and $31,978 for reimbursement of other expenses is due from the Investment Adviser.


2. Summary of Significant Accounting Policies

Dividends to Shareholders

It is the  policy  of the Fund to  declare  and pay  dividends from net investment income monthly. Dividends from net short-term capital gains and net long-term capital gains, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

Income and capital gain distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in capital and may affect the distributable amount of net investment income per share. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which may reverse in a subsequent period.

3. Investment Advisory Agreement and Administration Agreement

The Company's Board of Directors has approved an investment advisory agreement with the Investment Adviser. For its services as investment adviser, the Company pays the Investment Adviser a monthly fee at an annual rate of 0.25% of the Fund's average daily net assets. Currently, the Investment Adviser is waiving all of its fee.

Pursuant to its Administration Agreement, AMT Capital Services, Inc. (the "Administrator"), two employees of which serve as officers of the Company, earns a fee for providing fund administration services to the Company. The Company pays the Administrator a monthly fee at the annual rate not to exceed 0.15% of the Fund's average daily net assets and reimbursement for out-of-pocket expenses pursuant to the Administration Agreement. Pursuant to the Administration Agreement, the Administrator will be paid a minimum fee of $50,000 for services provided to the Company for the first twelve months after the fund commences operations.

4. Investment Transactions

Purchase   cost  and   proceeds   from  sales  of   investment
securities,   other  than  short-term  investments,   for  the
period ended April 30, 1998 were as follows:

      Purchases          Purchases             Sales                 Sales
   U.S. Government   Other Securities     U.S. Government       Other Securities
-------------------- ----------------- ---------------------- ------------------
     $10,747,914        $21,390,708          $7,699,520            $13,349,160


4. Investment Transactions (continued)

The components of net unrealized  appreciation  (depreciation)
of  investments  based on Federal  tax cost at April 30,  1998 for the Fund were as follows:

                                                               Cost for Federal
 Appreciation           Depreciation         Net Depreciation    Tax Purposes
 ---------------- ---------------------- --------------------- ----------------
   $6,240                ($25,457)             ($19,217)          $11,568,517

5. Repurchase Agreements

The Fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell U.S. Government securities to the Fund and repurchase such securities from the Fund at a mutually agreed upon price and date.

The Fund will engage in repurchase transactions with parties selected on the basis of such party's creditworthiness. The collateral on repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

6. Capital Share Transactions

As of April 30, 1998, there were 2,500,000,000 shares of $.001 par value capital stock authorized. Transactions in capital stock were as follows:

                                        For the Period from
                                        12/30/97* to 4/30/98

                                          Shares                Amount
                                   --------------------- ---------------------

             Shares Sold                 896,721              $9,000,137
             Shares Reinvested            13,354                  134,460
                                   --------------------- ---------------------
             Net Increase                910,075              $9,134,597
                                   ===================== =====================


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* Commencement of Operations



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   SAMCO FUND, INC.
   -----------------------------------------------------------------------------

   BOARD OF DIRECTORS                                         ADVISER
   Christina Seix*                                            Seix Investment Advisors, Inc.
   Director                                                   300 Tice Blvd.
   Chairman and Chief Investment Officer                      Woodcliff Lake, NJ 07675
   Seix Investment Advisors, Inc.                             phone       (201) 391 0300
                                                              fax         (201) 391 0303

   John G. Talty*
   Director                                                   FUND ADMINISTRATOR
   President                                                  AND DISTRIBUTOR
   Seix Investment Advisors, Inc.                             AMT Capital Services, Inc.
                                                              600 Fifth Avenue, 26th Floor
                                                              New York, NY  10020
   Peter J. Bourke*                                           phone       (212) 332 5211
   Director and Assistant Secretary                           fax         (212) 332 5190
   Managing Director
   Seix Investment Advisors, Inc.
                                                              CUSTODIAN AND
                                                              FUND ACCOUNTING AGENT
   John R. O'Brien                                            Investors Bank & Trust Company
   Director                                                   P.O. Box 1537
   Retired                                                    Boston, MA  02205


   John E. Manley, Sr.                                        TRANSFER AGENT AND
   Director                                                   DIVIDEND DISBURSING AGENT
   Retired                                                    Investors Bank & Trust Company
                                                              P.O. Box 1537
                                                              Boston, MA  02205


                                                              LEGAL COUNSEL
                                                              Dechert Price & Rhoads
                                                              30 Rockefeller Plaza
   *  interested person as defined in the Investment          New York, NY 10112
       Company Act of 1940

                                                              INDEPENDENT ACCOUNTANTS
                                                              Ernst & Young LLP
                                                              787 Seventh Avenue
                                                              New York, NY 10019

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